Cover	Jun. 23, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 23, 2025
Entity File Number	333-271439
Entity Registrant Name	Ludwig Enterprises, Inc.
Entity Central Index Key	0001960262
Entity Tax Identification Number	61-1133438
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	8950 SW 74th Ct
Entity Address, Address Line Two	Ste 2201-A149
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33156
City Area Code	786
Local Phone Number	363-0136
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false